34. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Schedule of earning per share

Basic earnings per share are calculated by dividing the income attributable to the shareholders of the Company by the weighted average number of shares issued during the period.

	2017	2016	2015

Income attributable to shareholders of the Company	1,234,507	750,427	2,085,442

Weighted average number of common shares issued (thousands)	2,420,016	2,420,237	2,420,237

Basic earnings per share (expressed in R$)	0.51	0.31	0.86

 (b)      Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2017	2016	2015

Income attributable to shareholders of the Company	1,234,507	750,427	2,085,442

Weighted average number of common shares issued (thousands)	2,241,072	2,420,241	2,420,325

Diluted earnings per share (expressed in R$)	0.51	0.31	0.86